Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Credit Risk
The maximum credit risk exposure is as follows:

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,089	—	39,797
Other receivables	—	579	—	16
Loans to employees	180	27	—	14

Trade and other financial receivables	180	41,695	—	39,827
Gurantee deposit	1,644	—	1,133	—

Non-current financial assets	1,644	—	1,133	—
Gurantee deposit	—	397	—	560
Financial investments	—	5,625	—	5,397

Other current financial assets	—	6,022	—	5,957
Cash and cash equivalents	—	105,554	—	83,308

Total	1,824	153,271	1,133	129,092

Summary of Interest Rate Risk
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2023 and December 31, 2022 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2023	December 31, 2022
Fixed rate Loan	EUR	26,154	32,125
Floating rate loan	EUR	152,627	101,502

		178,781	133,627

This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2023		June 30, 2022
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	900	(900)	982	(982)

Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening)
The following table shows the impact of a reasonably possible strengthening or weakening of the Euro against USD on the Group monetary assets and liabilities as of June 30, 2023 and 2022. This sensitivity analysis assumes that all other variables remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2023		June 30, 2022
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	1,023	(1,250)	(9,299)	11,365

Summary of Liquidity Risk	Details of working capital are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Current assets	264,118	255,171
Current liabilities	181,120	178,793

Total	82,998	76,378

Summary of Maturity Analysis for Derivative Financial Liabilities
Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023
(In thousand Euros)	Capital	Interest	Total
1 July 2023 - 30 June 2024	112,512	6,166	118,678
1 July 2024 - 30 June 2025	21,773	5,810	27,583
1 July 2025 - 30 June 2026	18,369	4,071	22,440
1 July 2026 - 30 June 2027	14,274	2,332	16,606
1 July 2027 - 30 June 2028	6,294	1,256	7,550
More than five years	5,559	280	5,839

	178,781	19,915	198,696

	December 31, 2022
(In thousand Euros)	Capital	Interest	Total
2023	89,268	3,428	92,696
2024	12,063	2,785	14,848
2025	10,688	2,014	12,702
2026	8,024	1,398	9,422
2027	6,907	838	7,745
More than five years	6,677	759	7,436

	133,627	11,222	144,849